NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	Dec. 31, 2022
Policies
Revenue Recognition

Revenue Recognition

The Company applies Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) topic 606, Revenue from Contracts with Customers (ASC 606).  ASC 606 establishes a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes all of the existing revenue recognition guidance.  This standard requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 requires us to identify distinct performance obligations.  A performance obligation is a promise in a contract to transfer a distinct good or service to the customer.  When distinct performance obligations exist, the Company allocates the contract transaction price to each distinct performance obligation.  The standalone selling price is used to allocate the transaction price to the separate performance obligations. The Company recognizes revenue when, or as, the performance obligation is satisfied.

Generally, revenues are recognized at the time of shipment to the customer with the price being fixed and determinable and collectability assured, provided title and risk of loss is transferred to the customer.  Most of our shipping and handling costs are built into the transaction price, but if the customer asks for express shipping, the costs charged to customers are classified as sales, and the shipping and handling costs incurred are included in cost of sales.

The Company’s subsidiary, BergaMet N.A., LLC, recognizes revenue from our main source – e-commerce revenue.  Here is a list of all the sales channels which include the Company’s subsidiary website channel or any other selling channel like Amazon, doctors’ offices, and walk-in sales.  All of our customer sales for Healthy Extracts, Inc. and Ultimate Brain Nutrients, LLC are recognized as revenue under the subsidiary of BergaMet N.A., LLC.  All three divisions of the Company sell plant-based nutraceuticals to our end using customers.

The Company evaluates the criteria outlined in ASC 606-10-55, Principal versus Agent Considerations, currently we are the principal and have not engaged any agents at this time.  Currently, we have not recognized any revenues under the agent considerations.

Revenue is recognized when, or as, control of a promised merchandise or service is shipped to the customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring title of those products or services and are recorded net of and discounts or allowances.  Shipping costs paid by the customer are included in revenue.  Merchandise sales are fulfilled with inventory held in our warehouse in Henderson, NV.  Therefore, the Company’s contracts have a single performance obligation (shipment of product).

If the Company receives a request for refund on a customer obligation, the Company will refund the full cost of the obligation due to our money back guarantee.

Revenue recognition is evaluated through the following five-step process:

1.identification of the contract with a customer;

2.identification off the performance obligations in the contract;

3.determination of the transaction price;

4.allocation of the transaction price to the performance obligations in the contract; and

5.recognition of revenue when or as a performance obligation is satisfied.

These steps are met when an order is received, a price agreed and the product shipped or delivered to that customer.